SCHEDULE OF LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES (Details) ¥ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Financing Receivable, Past Due [Line Items]
Loans recognized as a result of payments under guarantees		¥ 7,995	¥ 10,337
Less: provision for credit losses		(7,995)	(10,337)	¥ (324,371)	¥ (1,182,609)
Loans recognized
Loan Recognized As Result of Payment Under Guarantee [Member]
Financing Receivable, Past Due [Line Items]
Loans recognized as a result of payments under guarantees		7,995	10,337
Financing Receivable Upto Six Months Past Due [Member] | Loan Recognized As Result of Payment Under Guarantee [Member]
Financing Receivable, Past Due [Line Items]
Loans recognized as a result of payments under guarantees			1,756
Financing Receivable Six Months To Twelve Months Past Due [Member] | Loan Recognized As Result of Payment Under Guarantee [Member]
Financing Receivable, Past Due [Line Items]
Loans recognized as a result of payments under guarantees			460
Financing Receivable Over Twelve Months Past Due [Member] | Loan Recognized As Result of Payment Under Guarantee [Member]
Financing Receivable, Past Due [Line Items]
Loans recognized as a result of payments under guarantees		¥ 7,995	¥ 8,121